EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2025
Equity Components
Schedule of earnings (loss) per share

	12.31.2025	12.31.2024	12.31.2023
Earning attributable to equity holders of the Company	377	619	302
Weighted average amount of outstanding shares	1,360	1,360	1,366
Basic and diluted earnings per share	0.28	0.46	0.22